IMPAIRMENT, RESTRUCTURING AND ONCE OFF COSTS (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Restructuring cost		$ 4,200	$ 0	$ 0
Provision		735	0
Additional restructuring costs		2,900	$ 0
Non-trading costs		1,900
American Depositary Shares [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Number of ADSs issued	650,000
Fair value of ADSs issued	$ 1,100
Site Transfer Costs Related To The Impairment Of Plant & Equipment [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Restructuring cost		356
Provision		700
Additional restructuring costs		$ 1,600